RECURRING FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Assets Held-in-trust	$ 116,181,780	$ 116,162,473
Warrant Liability	$ 14,400,570	12,372,000
U S Money Market [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Assets Held-in-trust		379
US Treasury Securities [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Assets Held-in-trust		$ 116,162,094